Note 10 - Goodwill and Other Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2025	$49
2026	28
Total	$77